STOCK BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Apr. 21, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted	0	0
Unrecognized compensation cost	$ 385,552	$ 385,552
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost, remaining term		24 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense		$ 185,086
Unrecognized compensation cost non-vested	$ 167,775	$ 167,775
Aclarion Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Authorized	2,393,076	2,393,076	2,000,000